BASIS OF PREPARATION	12 Months Ended
Dec. 31, 2018
Disclosure of basis of preparation of financial statements [text block] [Abstract]
Disclosure of basis of preparation of financial statements [text block]

1     Basis of preparation

The financial statements of Lloyds Bank plc (the ‘Bank’ and, together with its subsidiaries, the ‘Group’) have been prepared in accordance with International Financial Reporting Standards (IFRS). IFRS comprises accounting standards prefixed IFRS issued by the International Accounting Standards Board (IASB) and those prefixed IAS issued by the IASB’s predecessor body as well as interpretations issued by the IFRS Interpretations Committee (IFRS IC) and its predecessor body. As noted below, in adopting IFRS 9, the Group has elected to continue applying hedge accounting under IAS 39.

The financial information has been prepared under the historical cost convention, as modified by the revaluation of investment properties, financial assets measured at fair value through other comprehensive income, trading securities and certain other financial assets and liabilities at fair value through profit or loss and all derivative contracts.

The going concern of the Bank and the Group is dependent on successfully funding their respective balance sheets and maintaining adequate levels of capital. In order to satisfy themselves that the Bank and the Group have adequate resources to continue to operate for the foreseeable future, the directors have considered a number of key dependencies and additionally have considered projections for the Group’s capital and funding position. Taking all of these factors into account, the directors consider that it is appropriate to continue to adopt the going concern basis in preparing the financial statements.

The Group has adopted IFRS 9 and IFRS 15 with effect from 1 January 2018.

(i) IFRS 9 Financial Instruments

IFRS 9 replaces IAS 39 and addresses classification, measurement and derecognition of financial assets and liabilities, the impairment of financial assets measured at amortised cost or fair value through other comprehensive income, expected credit loss provisions for loan commitments and financial guarantee contracts and general hedge accounting.

Impairment: IFRS 9 replaces the IAS 39 ‘incurred loss’ impairment approach with an ‘expected credit loss’ approach. The revised approach applies to financial assets including finance lease receivables, recorded at amortised cost or fair value through other comprehensive income; loan commitments and financial guarantees that are not measured at fair value through profit or loss are also in scope. The expected credit loss approach requires an allowance to be established upon initial recognition of an asset reflecting the level of losses anticipated after having regard to, amongst other things, expected future economic conditions. Subsequently the amount of the allowance is affected by changes in the expectations of loss driven by changes in associated credit risk.

Classification and measurement: IFRS 9 requires financial assets to be classified into one of the following measurement categories: fair value through profit or loss, fair value through other comprehensive income and amortised cost. Classification is made on the basis of the objectives of the entity’s business model for managing its financial assets and the contractual cash flow characteristics of the instruments. The requirements for derecognition are broadly unchanged from IAS 39. The standard also retains most of the IAS 39 requirements for financial liabilities except for those designated at fair value through profit or loss whereby that part of the fair value change attributable to the entity’s own credit risk is recorded in other comprehensive income. The Group early adopted this requirement with effect from 1 January 2017.

General hedge accounting: The new hedge accounting model aims to provide a better link between risk management strategy, the rationale for hedging and the impact of hedging on the financial statements. The standard does not explicitly address macro hedge accounting solutions, which are being considered in a separate IASB project – Accounting for Dynamic Risk Management. Until this project is finalised, the IASB has provided an accounting policy choice to retain IAS 39 hedge accounting in its entirety or choose to apply the IFRS 9 hedge accounting requirements. The Group has elected to continue applying hedge accounting as set out in IAS 39.

In adopting IFRS 9, the Group has reclassified loans and advances to banks, held within its discontinued operations, with a maturity of less than three months totalling £2,274 million to financial assets measured at fair value through profit or loss, resulting in a corresponding reduction in cash and cash equivalents at 1 January 2018 compared to the amount previously reported at 31 December 2017.

(ii) IFRS 15 Revenue from Contracts with Customers

IFRS 15 has replaced IAS 18 Revenue and IAS 11 Construction Contracts. The core principle of IFRS 15 is that revenue reflects the transfer of goods or services to customers in an amount that reflects the consideration to which an entity expects to be entitled. The recognition of such revenue is in accordance with five steps to: identify the contract; identify the performance obligations; determine the transaction price; allocate the transaction price to the performance obligations; and recognise revenue when the performance obligations are satisfied.

Details of the impact of adoption of IFRS 9 and IFRS 15 are provided in note 50.

Details of those IFRS pronouncements which will be relevant to the Group but which were not effective at 31 December 2018 and which have not been applied in preparing these financial statements are given in note 52.